Other Borrowings (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Borrowing capacity	$ 3,760,761
Investment securities available for sale	4,712,492
Principal value of loans used as collateral	16,181,236
Federal Home Loan Bank (FHLB) advances	5,500,000
Federal Home Loan Bank advances, weighted average rate	0.32%
Federal Home Loan Bank (FHLB) advances Maturity Period Start Range	Apr. 07, 2014
Federal Home Loan Bank (FHLB) advances Maturity Period End Range	Jul. 21, 2014
Federal Home Loan Bank (FHLB) availability maximum percentage	4.00%
Reinstatement of credit availability percentage of aggregate assets maximum	$ 6,146,943